Commitments	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments [Abstract]
Commitments
Commitments

As at December 31, 2017, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•	For payments of $6.1 million for Fekola Mine equipment, all of which is expected to be incurred in 2018.

•	For payments of $2.6 million for mobile equipment at the Masbate Mine, all of which is expected to be incurred in 2018.

•	For payments of $1.8 million for the solar plant at the Otjikoto Mine, all of which is expected to be incurred in 2018.